Fresh-Start Accounting - Post-Petition Liabilities and Allowed Claims (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Feb. 28, 2017
Reorganizations [Abstract]
Liabilities subject to compromise	$ 100	$ 35,000	$ 1,000,336
Pre-petition debt not classified as subject to compromise			891,259
Post-petition liabilities			245,702
Total post-petition liabilities and allowed claims			2,137,297
Reorganization value of assets immediately prior to implementation of the Plan			(1,722,585)
Excess post-petition liabilities and allowed claims			$ 414,712